UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-04700

                    The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Equity Trust Inc.

Semiannual Report — June 30, 2014

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2014, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was 5.4%, compared with total returns of 7.1% and 2.7% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 1.2%. The Fund’s NAV per share was $7.31, while the price of the publicly traded shares closed at $7.53 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a) (Unaudited)
	Year to Date	1 Year	5 Year	10 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust NAV Total Return (b)	5.44%	26.98%	24.77%	11.15%	10.94%	10.19%	11.44%
Investment Total Return (c)	1.18	23.55	22.53	11.28	10.52	10.53	11.21
S&P 500 Index	7.14	24.61	18.83	7.78	9.79	9.89	10.13(d)
Dow Jones Industrial Average	2.66	15.46	17.76	7.62	10.49	10.75	11.01(d)
Nasdaq Composite Index	6.18	30.98	20.57	9.20	9.58	9.71	9.17(d)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2014:

The Gabelli Equity Trust Inc.

Food and Beverage	11.3%
Financial Services	8.4%
Cable and Satellite	8.0%
Entertainment	7.8%
Equipment and Supplies	6.7%
Diversified Industrial	5.6%
Energy and Utilities	5.6%
Health Care	4.3%
Automotive: Parts and Accessories	4.3%
Consumer Products	3.8%
Consumer Services	3.2%
Telecommunications	3.2%
Retail	3.1%
Aerospace and Defense	2.6%
Business Services	2.5%
Aviation: Parts and Services	2.5%
Machinery	2.4%
Specialty Chemicals	1.9%
Hotels and Gaming	1.8%
Broadcasting	1.7%

Publishing	1.4%
Electronics	1.1%
Environmental Services	0.9%
Wireless Communications	0.9%
Computer Software and Services	0.7%
Agriculture	0.7%
Communications Equipment	0.7%
Automotive	0.6%
Metals and Mining	0.6%
Transportation	0.5%
Real Estate	0.4%
Closed-End Funds	0.3%
Building and Construction	0.2%
Real Estate Investment Trusts	0.1%
Computer Hardware	0.1%
Manufactured Housing and Recreational Vehicles	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended June 30, 2014 (Unaudited)

	Shares	Ownership at June 30, 2014
NET PURCHASES
Common Stocks
Alere Inc.	3,000	10,000
Aramark	7,500	20,500
Blyth Inc.	15,200	112,200
Cable & Wireless Communications plc	2,150,000	3,000,000
Chemtura Corp.	10,000	15,000
Chr Hansen Holding A/S	2,000	2,000
Cliffs Natural Resources Inc.	12,000	12,000
ConAgra Foods Inc.	20,000	80,000
Cullen/Frost Bankers Inc.	10,000	10,000
Danone SA(a)	5,975	210,475
DaVita HealthCare Partners Inc.	2,000	15,000
Deutsche Bank AG	2,777	12,777
Donaldson Co. Inc.	2,000	374,800
Energizer Holdings Inc.	5,500	95,500
Express Scripts Holding Co.	1,000	25,000
Forest City Enterprises Inc., Cl. A	3,000	35,000
General Mills Inc.	4,000	53,000
Hospira Inc.	200	30,000
Intelsat SA	3,000	15,000
International Flavors & Fragrances Inc.	4,000	69,000
International Game Technology	40,000	90,000
Janus Capital Group Inc.	1,000	266,000
Koninklijke Philips NV(b)	1,102	33,087
Layne Christensen Co.	3,000	23,000
Liberty Ventures, Cl. A(c)	15,451	30,902
Loews Corp.	4,000	14,000
Millicom International Cellular SA, SDR	5,000	22,000
Murphy USA Inc.	2,501	20,000
Pentair plc(d)	35,000	35,000
Rayonier Advanced Materials Inc.(e)	9,667	9,667
Rolls-Royce Holdings plc, Cl. C(f)	160,800,000	160,800,000
The Hillshire Brands Co.	92,800	330,000
The New Germany Fund Inc.	3,898	96,529
Time Inc.(g)	18,850	18,850
Time Warner Inc.	1,600	186,800
Trinity Industries Inc.(c)	28,200	56,400
Vodafone Group plc, ADR	3,300	41,482
Weatherford International plc(h)	35,000	35,000
Whole Foods Market Inc.	3,000	38,000

NET SALES
Common Stocks
AMC Networks Inc., Cl. A	(2,800)	270,200

	Shares	Ownership at June 30, 2014
American Express Co.	(3,000)	421,000
Argo Group International Holdings Ltd.	(700)	12,500
Barrick Gold Corp.	(600)	54,000
Beam Inc.(i)	(173,200)	—
Becton, Dickinson and Co.	(300)	12,500
BorgWarner Inc.	(1,000)	116,600
BT Group plc, Cl. A	(11,600)	988,400
Cisco Systems Inc.	(1,400)	54,000
Citigroup Inc.	(8,500)	98,000
Covidien plc	(1,800)	47,200
Crane Co.	(3,500)	198,200
Curtiss-Wright Corp.	(8,000)	270,300
Deere & Co.	(2,000)	320,000
DIRECTV	(19,000)	374,200
Discovery Communications Inc., Cl. A	(1,000)	78,600
Flowserve Corp.	(2,600)	274,600
Gray Television Inc.	(1,000)	25,000
Honeywell International Inc.	(4,000)	359,000
HSN Inc.	(800)	25,100
Huntsman Corp.	(16,000)	8,000
IAC/InterActiveCorp.	(1,000)	45,000
Ingredion Inc.	(800)	17,000
Intel Corp.	(19,000)	60,000
Leucadia National Corp.	(3,200)	95,900
Liberty Media Corp., Cl. A	(1,000)	89,000
LSI Corp.(j)	(45,000)	—
Marathon Oil Corp.	(6,000)	4,000
Marathon Petroleum Corp.	(2,000)	4,000
MasterCard Inc., Cl. A	(5,000)	342,000
Modine Manufacturing Co.	(2,000)	198,000
Monster Worldwide Inc.	(10,000)	—
Newmont Mining Corp.	(800)	143,600
Niko Resources Ltd.	(1,000)	1,000
Novartis AG, ADR	(1,600)	88,200
Oi SA, ADR	(20,000)	309,500
Palo Alto Networks Inc.	(1,500)	—
Park-Ohio Holdings Corp.	(1,000)	89,000
Pentair Ltd.(d)	(37,400)	—
Phillips 66	(35,000)	12,200
Post Holdings Inc.	(600)	42,300
Precision Castparts Corp.	(2,500)	78,500
Reckitt Benckiser Group plc	(4,100)	46,800
Rollins Inc.	(3,000)	1,210,000
Skyline Corp.	(2,000)	53,000
Spectra Energy Corp.	(2,200)	108,900
Swedish Match AB	(10,000)	813,800
The Charles Schwab Corp.	(5,000)	20,000

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended June 30, 2014 (Unaudited)

	Shares	Ownership at June 30, 2014
The Coca-Cola Co.	(10,000)	122,600
The St. Joe Co.	(1,000)	188,500
The Timken Co.	(15,000)	85,000
The WhiteWave Foods Co.	(1,347)	42,000
Time Warner Cable Inc.	(1,000)	78,000
Verizon Communications Inc.	(580)	139,630
Walgreen Co.	(800)	52,000
Watts Water Technologies Inc., Cl. A	(5,000)	132,000
Weatherford International Ltd.(h)	(35,000)	—
William Demant Holding A/S	(1,000)	54,500
Preferred Stock
Cincinnati Bell Inc.	(500)	21,000

(a)	Stock Dividend - 188,000 shares received dividends. 0.031784 shares for every 1 share held.

(b)	Stock Dividend - 0.034454 shares for every 1 share held.

(c)	Stock Split - 2 shares for every 1 share held.

(d)	Reincorporation and identifier change from Pentair Ltd. (H6169Q108) to Pentair plc (G7S00T104). 2,400 shares were sold after reincorporation and identifier change.

(e)	Spin-off - 1 share of Rayonier Advanced Materials Inc. for every 3 shares of Rayonier Inc. held.

(f)	Stock dividend - 134 shares of Rolls-Royce Holdings plc, Cl. C for every 1 share of Rolls-Royce Holdings plc held.

(g)	Spin-off - 0.125 shares of Time Inc. for every 1 share of Time Warner Inc. held. 4,500 shares were sold after spin-off.

(h)	Reincorporation and identifier change from Weatherford International Ltd. (H27013103) to Weatherford International plc (G48833100).

(i)	Tender Offer - $83.50 cash for every 1 share held. 58,800 shares were purchased before tender offer.

(j)	Tender Offer - $11.15 cash for every 1 share held.

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.8%
	Food and Beverage — 11.3%
52,500	Brown-Forman Corp., Cl. A	$1,761,167	$4,847,850
18,675	Brown-Forman Corp., Cl. B	1,064,826	1,758,625
63,800	Campbell Soup Co.	1,781,130	2,922,678
2,000	Chr Hansen Holding A/S	87,363	84,226
15,000	Coca-Cola Enterprises Inc.	275,289	716,700
80,000	ConAgra Foods Inc.	2,752,901	2,374,400
30,600	Constellation Brands Inc., Cl. A†	383,791	2,696,778
18,000	Crimson Wine Group Ltd.†	91,848	162,900
210,475	Danone SA	10,219,967	15,632,157
652,800	Davide Campari-Milano SpA	3,566,380	5,649,317
25,000	Dean Foods Co.	448,232	439,750
192,500	Diageo plc, ADR	8,913,966	24,499,475
89,800	Dr Pepper Snapple Group Inc.	2,143,930	5,260,484
80,000	Flowers Foods Inc.	263,976	1,686,400
76,200	Fomento Economico Mexicano SAB de CV, ADR	1,023,214	7,136,130
53,000	General Mills Inc.	1,636,728	2,784,620
1,848,400	Grupo Bimbo SAB de CV, Cl. A	2,624,249	5,404,078
40,700	Heineken NV	1,918,423	2,921,951
17,000	Ingredion Inc.	243,240	1,275,680
105,000	ITO EN Ltd.	2,422,898	2,691,723
12,800	Kellogg Co.	475,305	840,960
64,000	Kerry Group plc, Cl. A	735,609	4,782,254
45,333	Kraft Foods Group Inc.	1,402,246	2,717,713
10,600	LVMH Moet Hennessy Louis Vuitton SA	365,943	2,043,653
272,000	Mondelēz International Inc., Cl. A	7,303,369	10,229,920
70,000	Morinaga Milk Industry Co. Ltd.	299,202	252,209
39,100	Nestlé SA	1,550,397	3,029,060
217,600	PepsiCo Inc.	12,159,446	19,440,384
39,200	Pernod Ricard SA	3,228,300	4,707,435
42,300	Post Holdings Inc.†	675,125	2,153,493
40,500	Remy Cointreau SA	2,383,895	3,726,133
122,600	The Coca-Cola Co.	2,988,367	5,193,336
17,000	The Hain Celestial Group Inc.†	227,968	1,508,580
330,000	The Hillshire Brands Co.	13,367,076	20,559,000
3,000	The J.M. Smucker Co.	149,101	319,710
42,000	The WhiteWave Foods Co.†	696,348	1,359,540
136,269	Tootsie Roll Industries Inc.	1,911,993	4,011,759
50,000	Tyson Foods Inc., Cl. A	421,291	1,877,000
341,000	Yakult Honsha Co. Ltd.	9,700,538	17,267,953

		103,665,037	196,966,014

	Financial Services — 8.4%
421,000	American Express Co.(a)	22,545,105	39,940,270
12,500	Argo Group International Holdings Ltd.	408,439	638,875
72,000	Banco Santander SA, ADR	545,542	750,240
127	Berkshire Hathaway Inc., Cl. A†	544,374	24,117,364

Shares		Cost	Market Value
10,000	Calamos Asset Management Inc., Cl. A	$88,164	$133,900
18,800	CIT Group Inc.	776,644	860,288
98,000	Citigroup Inc.	3,543,672	4,615,800
10,000	Cullen/Frost Bankers Inc.	776,987	794,200
12,777	Deutsche Bank AG	542,318	449,495
10,000	Fortress Investment Group LLC, Cl. A	49,694	74,400
20,400	H&R Block Inc.	353,425	683,808
40,000	Interactive Brokers Group Inc., Cl. A	643,310	931,600
266,000	Janus Capital Group Inc.	2,785,475	3,319,680
56,800	JPMorgan Chase & Co.	1,944,615	3,272,816
35,000	Kinnevik Investment AB, Cl. A	569,727	1,506,013
125,000	Legg Mason Inc.	2,560,368	6,413,750
95,900	Leucadia National Corp.	1,340,120	2,514,498
14,000	Loews Corp.	558,454	616,140
125,000	Marsh & McLennan Companies Inc.	3,772,923	6,477,500
9,000	Moody’s Corp.	312,150	788,940
22,000	Och-Ziff Capital Management Group LLC, Cl. A	214,559	304,260
4,285	Royce Global Value Trust Inc.†	37,280	40,322
124,100	State Street Corp.	4,346,707	8,346,966
17,000	SunTrust Banks Inc.	358,050	681,020
128,400	T. Rowe Price Group Inc.	3,946,862	10,838,244
204,500	The Bank of New York Mellon Corp.	6,139,410	7,664,660
20,000	The Charles Schwab Corp.	292,250	538,600
12,300	The Dun & Bradstreet Corp.	292,691	1,355,460
20,000	The Western Union Co.	283,994	346,800
13,000	W. R. Berkley Corp.	476,775	602,030
37,000	Waddell & Reed Financial Inc., Cl. A	825,958	2,315,830
270,000	Wells Fargo & Co.	8,051,764	14,191,200

		69,927,806	146,124,969

	Cable and Satellite — 8.0%
270,200	AMC Networks Inc., Cl. A†	11,472,643	16,614,598
1,125,000	Cablevision Systems Corp., Cl. A	13,583,610	19,856,250
86,400	Comcast Corp., Cl. A, Special	835,556	4,607,712
374,200	DIRECTV†	14,482,393	31,810,742
97,000	DISH Network Corp., Cl. A†	2,445,418	6,312,760
30,440	EchoStar Corp., Cl. A†	956,094	1,611,494
15,000	Intelsat SA†	294,642	282,600
76,800	Liberty Global plc, Cl. A†	838,339	3,396,096
238,600	Liberty Global plc, Cl. C†	2,873,797	10,095,166
481,890	Rogers Communications Inc., Cl. B, New York	4,111,720	19,396,073
19,310	Rogers Communications Inc., Cl. B, Toronto	137,424	777,069

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
108,800	Scripps Networks Interactive Inc., Cl. A	$3,513,944	$8,828,032
120,000	Shaw Communications Inc., Cl. B, New York	354,632	3,079,200
40,000	Shaw Communications Inc., Cl. B, Toronto	52,983	1,025,631
78,000	Time Warner Cable Inc.	5,766,544	11,489,400

		61,719,739	139,182,823

	Entertainment — 7.8%
78,600	Discovery Communications Inc., Cl. A†	2,934,651	5,838,408
83,100	Discovery Communications Inc., Cl. C†	1,328,223	6,032,229
612,000	Grupo Televisa SAB, ADR	7,989,641	20,997,720
32,000	Societe d’Edition de Canal +	34,011	271,669
83,300	Starz, Cl. A†	330,827	2,481,507
305,000	The Madison Square Garden Co., Cl. A†	5,463,532	19,047,250
186,800	Time Warner Inc.	7,369,813	13,122,700
41,000	Tokyo Broadcasting System Holdings Inc.	822,740	503,065
585,200	Twenty-First Century Fox Inc., Cl. A	5,721,741	20,569,780
367,000	Twenty-First Century Fox Inc., Cl. B	5,573,196	12,562,410
75,000	Universal Entertainment Corp.	1,271,374	1,330,388
289,500	Viacom Inc., Cl. A	13,568,454	25,114,125
346,666	Vivendi SA	8,894,313	8,482,708

		61,302,516	136,353,959

	Equipment and Supplies — 6.7%
454,000	AMETEK Inc.	3,260,560	23,735,120
3,500	Amphenol Corp., Cl. A	12,928	337,190
94,000	CIRCOR International Inc.	1,246,366	7,250,220
374,800	Donaldson Co. Inc.	3,343,560	15,861,536
274,600	Flowserve Corp.	3,730,565	20,416,510
40,700	Franklin Electric Co. Inc.	229,059	1,641,431
77,400	GrafTech International Ltd.†	750,724	809,604
269,000	IDEX Corp.	7,414,410	21,719,060
49,000	Ingersoll-Rand plc	1,050,094	3,062,990
44,000	Mueller Industries Inc.	1,014,246	1,294,040
13,000	Sealed Air Corp.	208,280	444,210
45,000	Tenaris SA, ADR	1,981,220	2,121,750
15,000	The Greenbrier Companies Inc.†	297,309	864,000
4,000	The Manitowoc Co. Inc.	25,450	131,440
85,000	The Timken Co.	4,534,031	5,766,400
64,800	The Weir Group plc	272,671	2,904,422

Shares		Cost	Market Value
132,000	Watts Water Technologies Inc., Cl. A	$2,845,661	$8,148,360

		32,217,134	116,508,283

	Energy and Utilities — 5.6%
16,000	ABB Ltd., ADR	249,120	368,320
37,000	Anadarko Petroleum Corp.	2,080,728	4,050,390
59,000	Apache Corp.	2,771,519	5,936,580
80,000	BP plc, ADR	3,952,168	4,220,000
22,100	CMS Energy Corp.	141,190	688,415
202,200	ConocoPhillips	9,359,464	17,334,606
50,000	CONSOL Energy Inc.	1,876,269	2,303,500
15,400	Duke Energy Corp.	837,476	1,142,526
217,500	El Paso Electric Co.	4,977,269	8,745,675
69,400	Exxon Mobil Corp.	2,391,496	6,987,192
140,000	GenOn Energy Inc., Escrow†	0	0
196,400	Halliburton Co.	3,831,496	13,946,364
50,600	Kinder Morgan Inc.	1,453,014	1,834,756
4,000	Marathon Oil Corp.	111,366	159,680
4,000	Marathon Petroleum Corp.	142,402	312,280
20,000	Murphy USA Inc.†	886,754	977,800
5,000	National Fuel Gas Co.	375,876	391,500
18,800	NextEra Energy Inc.	1,064,203	1,926,624
1,000	Niko Resources Ltd.†	54,403	2,060
40,000	Northeast Utilities	873,522	1,890,800
32,400	Oceaneering International Inc.	437,629	2,531,412
12,200	Phillips 66	900,010	981,246
153,000	Rowan Companies plc, Cl. A	5,743,460	4,885,290
28,000	RPC Inc.	363,509	657,720
5,000	SJW Corp.	68,704	136,000
17,000	Southwest Gas Corp.	389,070	897,430
108,900	Spectra Energy Corp.	2,721,643	4,626,072
55,500	The AES Corp.	309,163	863,025
9,000	Transocean Ltd.	442,041	405,270
35,000	Weatherford International plc†	503,431	805,000
174,500	Westar Energy Inc.	2,904,704	6,664,155

		52,213,099	96,671,688

	Diversified Industrial — 5.5%
3,000	Acuity Brands Inc.	76,507	414,750
152,000	Ampco-Pittsburgh Corp.	1,976,139	3,486,880
198,200	Crane Co.	4,752,758	14,738,152
4,000	Eaton Corp. plc	205,117	308,720
174,000	General Electric Co.	3,182,750	4,572,720
146,300	Greif Inc., Cl. A	1,574,786	7,982,128
12,897	Greif Inc., Cl. B	639,903	772,530
32,000	Griffon Corp.	298,790	396,800
359,000	Honeywell International Inc.	13,254,892	33,369,050
122,000	ITT Corp.	1,468,866	5,868,200
11,000	Jardine Strategic Holdings Ltd.	222,951	393,030
2,000	Kennametal Inc.	77,640	92,560
89,000	Park-Ohio Holdings Corp.	918,655	5,171,790
35,000	Pentair plc	1,197,464	2,524,200

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
9,667	Rayonier Advanced Materials Inc.†	$160,779	$374,583
30,000	Rexnord Corp.†	630,867	844,500
15,000	Sulzer AG	739,785	2,104,195
15,000	Toray Industries Inc.	104,972	98,613
10,000	Tredegar Corp.	136,250	234,100
56,400	Trinity Industries Inc.	712,233	2,465,808
217,000	Tyco International Ltd.	5,366,438	9,895,200

		37,698,542	96,108,509

	Health Care — 4.3%
13,200	Actavis plc†	1,938,602	2,944,260
10,000	Alere Inc.†	370,242	374,200
10,000	Allergan Inc.	465,214	1,692,200
32,700	Amgen Inc.	2,023,813	3,870,699
29,400	Baxter International Inc.	1,533,417	2,125,620
12,500	Becton, Dickinson and Co.	1,002,237	1,478,750
24,700	Biogen Idec Inc.†	1,395,349	7,788,157
275,000	Boston Scientific Corp.†	1,968,361	3,511,750
76,300	Bristol-Myers Squibb Co.	1,919,054	3,701,313
47,200	Covidien plc	1,684,393	4,256,496
15,000	DaVita HealthCare Partners Inc.†	944,551	1,084,800
10,000	Endo International plc†	320,069	700,200
25,000	Express Scripts Holding Co.†	1,690,849	1,733,250
28,800	Henry Schein Inc.†	999,862	3,417,696
30,000	Hospira Inc.†	973,775	1,541,100
37,000	Johnson & Johnson	2,400,670	3,870,940
34,000	Mead Johnson Nutrition Co.	1,527,559	3,167,780
95,200	Merck & Co. Inc.	2,219,590	5,507,320
11,000	Nobel Biocare Holding AG	297,055	163,735
88,200	Novartis AG, ADR	3,993,309	7,984,746
15,000	Teva Pharmaceutical Industries Ltd., ADR	581,414	786,300
87,000	UnitedHealth Group Inc.	4,489,729	7,112,250
4,000	Waters Corp.†	285,470	417,760
54,500	William Demant Holding A/S†	2,483,169	4,948,676
8,600	Zimmer Holdings Inc.	435,897	893,196
16,000	Zoetis Inc.	416,000	516,320

		38,359,650	75,589,514

	Automotive: Parts and Accessories — 4.3%
116,600	BorgWarner Inc.	4,346,784	7,601,154
113,800	CLARCOR Inc.	1,584,023	7,038,530
215,000	Dana Holding Corp.	1,440,698	5,250,300
245,000	Genuine Parts Co.	8,686,915	21,511,000
160,600	Johnson Controls Inc.	3,803,198	8,018,758
198,000	Modine Manufacturing Co.†	4,202,282	3,116,520
94,000	O’Reilly Automotive Inc.†	3,549,938	14,156,400
130,000	Standard Motor Products Inc.	1,345,271	5,807,100

Shares		Cost	Market Value
70,000	Superior Industries International Inc.	$1,405,635	$1,443,400

		30,364,744	73,943,162

	Consumer Products — 3.8%
115,000	Avon Products Inc.	2,221,952	1,680,150
112,200	Blyth Inc.	1,778,539	872,916
15,300	Christian Dior SA	579,339	3,044,078
20,000	Church & Dwight Co. Inc.	66,357	1,399,000
130,000	Coty Inc., Cl. A	2,077,262	2,226,900
20,000	Crocs Inc.†	295,554	300,600
95,500	Energizer Holdings Inc.	5,289,289	11,653,865
2,100	Givaudan SA	725,396	3,502,368
44,200	Hanesbrands Inc.	1,026,896	4,351,048
23,800	Harley-Davidson Inc.	1,105,662	1,662,430
6,000	Jarden Corp.†	91,909	356,100
7,000	Mattel Inc.	115,920	272,790
11,383	National Presto Industries Inc.	542,365	829,138
10,000	Oil-Dri Corp. of America	171,255	305,700
46,800	Reckitt Benckiser Group plc	1,420,403	4,084,748
30,000	Svenska Cellulosa AB, Cl. B	404,760	781,705
813,800	Swedish Match AB	9,022,328	28,257,156
2,000	The Estee Lauder Companies Inc., Cl. A	72,261	148,520

		27,007,447	65,729,212

	Consumer Services — 3.2%
14,334	Allegion plc	232,677	812,451
45,000	IAC/InterActiveCorp.	1,149,873	3,115,350
205,000	Liberty Interactive Corp., Cl. A†	3,861,726	6,018,800
30,902	Liberty Ventures, Cl. A†	710,069	2,280,568
1,210,000	Rollins Inc.	12,648,270	36,300,000
192,000	The ADT Corp.	6,575,305	6,708,480
8,000	TripAdvisor Inc.†	282,851	869,280

		25,460,771	56,104,929

	Retail — 3.1%
70,600	AutoNation Inc.†	741,397	4,213,408
10,000	Bed Bath & Beyond Inc.†	701,260	573,800
41,700	Burger King Worldwide Inc.	647,621	1,135,074
40,000	Costco Wholesale Corp.	1,843,960	4,606,400
60,500	CST Brands Inc.	1,944,877	2,087,250
120,000	CVS Caremark Corp.	4,075,042	9,044,400
25,100	HSN Inc.	650,452	1,486,924
50,000	J.C. Penney Co. Inc.†	644,777	452,500
341,000	Macy’s Inc.	6,368,108	19,784,820
11,000	Penske Automotive Group Inc.	441,111	544,500
33,300	Sally Beauty Holdings Inc.†	264,056	835,164
13,000	The Cheesecake Factory Inc.	380,728	603,460
3,000	Tiffany & Co.	171,090	300,750
52,000	Walgreen Co.	1,540,167	3,854,760
36,100	Wal-Mart Stores Inc.	1,816,342	2,710,027

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
38,000	Whole Foods Market Inc.	$457,708	$1,467,940

		22,688,696	53,701,177

	Telecommunications — 3.1%
55,400	BCE Inc.	1,226,373	2,512,944
988,400	BT Group plc, Cl. A	4,087,138	6,510,733
700,000	Cincinnati Bell Inc.†	3,430,473	2,751,000
108,900	Deutsche Telekom AG, ADR	1,805,375	1,907,928
36,000	Hellenic Telecommunications Organization SA†	452,922	532,384
15,000	Hellenic Telecommunications Organization SA, ADR†	91,062	111,000
264,732	Koninklijke KPN NV†	448,166	964,606
7,040,836	LIME†(b)	128,658	19,515
309,500	Oi SA, ADR	2,282,886	265,582
29,000	Oi SA, Cl. C, ADR	265,522	28,043
31,053	Sprint Corp.†	176,071	264,882
21,000	Telecom Argentina SA, ADR	127,554	494,550
600,000	Telecom Italia SpA†	2,342,466	759,962
81,500	Telefonica Brasil SA, ADR	1,675,765	1,671,565
597,315	Telefonica SA, ADR	9,146,761	10,249,925
573,300	Telephone & Data Systems Inc.	24,644,307	14,968,863
25,000	TELUS Corp.	233,734	931,775
139,630	Verizon Communications Inc.	4,928,554	6,832,096
41,482	Vodafone Group plc, ADR	1,993,421	1,385,084

		59,487,208	53,162,437

	Aerospace and Defense — 2.6%
616,615	BBA Aviation plc	1,488,708	3,260,782
225,600	Exelis Inc.	1,690,286	3,830,688
35,800	Kaman Corp.	881,634	1,529,734
17,500	Northrop Grumman Corp.	900,365	2,093,525
1,200,000	Rolls-Royce Holdings plc	9,166,092	21,953,724
160,800,000	Rolls-Royce Holdings plc, Cl. C†(b)(c)	269,790	275,192
98,000	The Boeing Co.(a)	6,288,497	12,468,540

		20,685,372	45,412,185

	Business Services — 2.5%
10,000	ACCO Brands Corp.†	70,117	64,100
20,500	Aramark	481,192	530,540
159,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,158,502	1,300,620
33,000	Contax Participacoes SA	67,778	237,325
90,000	Diebold Inc.	3,224,800	3,615,300
4,000	Edenred	57,883	121,293
185,200	G4S plc	0	808,855
17,300	Jardine Matheson Holdings Ltd.	565,935	1,026,063
88,000	Landauer Inc.	2,472,818	3,696,000

Shares		Cost	Market Value
8,000	Macquarie Infrastructure Co. LLC	$428,773	$498,960
342,000	MasterCard Inc., Cl. A	3,293,995	25,126,740
306,600	The Interpublic Group of Companies Inc.	3,030,380	5,981,766
3,200	Visa Inc., Cl. A	140,800	674,272

		14,992,973	43,681,834

	Aviation: Parts and Services — 2.5%
1,000	B/E Aerospace Inc.†	75,711	92,490
270,300	Curtiss-Wright Corp.	8,489,994	17,720,868
275,000	GenCorp Inc.†	2,370,094	5,252,500
78,500	Precision Castparts Corp.	4,256,301	19,813,400
2,000	Spirit AeroSystems Holdings Inc., Cl. A†	62,973	67,400

		15,255,073	42,946,658

	Machinery — 2.4%
12,800	Caterpillar Inc.	86,323	1,390,976
53,592	CNH Industrial NV	464,629	547,710
320,000	Deere & Co.(a)	9,620,873	28,976,000
289,600	Xylem Inc.	6,927,287	11,317,568

		17,099,112	42,232,254

	Specialty Chemicals — 1.9%
17,000	Ashland Inc.	955,621	1,848,580
15,000	Chemtura Corp.†	371,183	391,950
20,000	E. I. du Pont de Nemours and Co.	899,328	1,308,800
425,000	Ferro Corp.†	3,974,417	5,338,000
8,000	FMC Corp.	136,430	569,520
24,000	H.B. Fuller Co.	504,689	1,154,400
8,000	Huntsman Corp.	185,439	224,800
69,000	International Flavors & Fragrances Inc.	3,608,069	7,195,320
250,000	OMNOVA Solutions Inc.†	1,510,743	2,272,500
192,600	Sensient Technologies Corp.	4,877,366	10,731,672
2,000	SGL Carbon SE†	68,557	65,795
95,000	Zep Inc.	1,243,246	1,677,700

		18,335,088	32,779,037

	Hotels and Gaming — 1.8%
16,000	Accor SA	549,282	832,315
90,000	Genting Singapore plc	74,910	95,998
8,000	Hyatt Hotels Corp., Cl. A†	263,258	487,840
90,000	International Game Technology	1,387,772	1,431,900
27,200	Interval Leisure Group Inc.	513,097	596,768
990,600	Ladbrokes plc	4,587,508	2,378,511
46,800	Las Vegas Sands Corp.	678,053	3,567,096
3,655,600	Mandarin Oriental International Ltd.	6,859,684	6,963,918
85,000	MGM China Holdings Ltd.	167,798	295,017
25,000	MGM Resorts International†	258,037	660,000

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
45,000	Orient-Express Hotels Ltd., Cl. A†	$621,367	$654,300
34,000	Pinnacle Entertainment Inc.†	161,420	856,120
188,800	Ryman Hospitality Properties Inc.	5,121,573	9,090,720
29,000	Starwood Hotels & Resorts Worldwide Inc.	446,065	2,343,780
200,000	The Hongkong & Shanghai Hotels Ltd.	155,450	284,889
4,000	Wyndham Worldwide Corp.	282,896	302,880
2,000	Wynn Resorts Ltd.	61,976	415,120

		22,190,146	31,257,172

	Broadcasting — 1.7%
253,300	CBS Corp., Cl. A, Voting	7,617,840	15,729,930
2,000	Cogeco Inc.	39,014	103,107
17,334	Corus Entertainment Inc., Cl. B, OTC	30,215	404,524
6,666	Corus Entertainment Inc., Cl. B, Toronto	12,406	155,991
25,000	Gray Television Inc.†	19,022	328,250
89,000	Liberty Media Corp., Cl. A†	7,288,513	12,164,520
24,000	LIN Media LLC, Cl. A†	353,520	654,000
85,200	Television Broadcasts Ltd.	339,712	553,497

		15,700,242	30,093,819

	Publishing — 1.4%
300	Graham Holdings Co., Cl. B	196,961	215,433
100,000	Il Sole 24 Ore SpA†	198,073	119,266
111,600	McGraw Hill Financial Inc.	4,595,648	9,266,148
130,000	Media General Inc.†	1,142,790	2,668,900
104,000	Meredith Corp.	4,447,393	5,029,440
154,900	News Corp., Cl. A†	965,203	2,778,906
148,600	News Corp., Cl. B†	1,640,044	2,593,070
25,000	The E.W. Scripps Co., Cl. A†	157,281	529,000
18,850	Time Inc.†	237,077	456,547

		13,580,470	23,656,710

	Electronics — 1.1%
18,000	Bel Fuse Inc., Cl. A	524,289	442,440
4,000	Hitachi Ltd., ADR	287,076	293,560
60,000	Intel Corp.	1,289,364	1,854,000
33,087	Koninklijke Philips NV	150,810	1,050,843
2,400	Mettler-Toledo International Inc.†	337,271	607,632
42,600	TE Connectivity Ltd.	1,656,580	2,634,384
250,000	Texas Instruments Inc.	7,806,091	11,947,500

		12,051,481	18,830,359

	Environmental Services — 0.9%
224,400	Republic Services Inc.	4,947,896	8,520,468

Shares		Cost	Market Value
162,400	Waste Management Inc.	$4,671,752	$7,264,152

		9,619,648	15,784,620

	Wireless Communications — 0.9%
110,800	America Movil SAB de CV, Cl. L, ADR	760,404	2,299,100
3,000,000	Cable & Wireless Communications plc	2,397,576	2,528,580
22,000	Millicom International Cellular SA, SDR	2,175,102	2,015,101
150,000	NTT DoCoMo Inc.	2,980,751	2,564,533
50,075	Tim Participacoes SA, ADR	371,251	1,453,677
104,600	United States Cellular Corp.†	4,965,942	4,267,680

		13,651,026	15,128,671

	Computer Software and Services — 0.7%
7,000	Check Point Software Technologies Ltd.†	118,774	469,210
16,000	Electronic Arts Inc.†	229,669	573,920
25,000	InterXion Holding NV†	367,395	684,500
62,000	NCR Corp.†	757,681	2,175,580
21,900	Rockwell Automation Inc.	695,220	2,741,004
20,000	VeriFone Systems Inc.†	477,903	735,000
160,000	Yahoo! Inc.†	3,580,869	5,620,800

		6,227,511	13,000,014

	Agriculture — 0.7%
200,000	Archer Daniels Midland Co.	4,691,883	8,822,000
17,000	Monsanto Co.	755,020	2,120,580
12,800	Syngenta AG, ADR	186,484	957,440
10,000	The Mosaic Co.	428,085	494,500

		6,061,472	12,394,520

	Communications Equipment — 0.7%
54,000	Cisco Systems Inc.	1,060,702	1,341,900
462,100	Corning Inc.	4,297,587	10,143,095

		5,358,289	11,484,995

	Automotive — 0.6%
20,000	Ford Motor Co.	310,850	344,800
24,000	General Motors Co.	957,168	871,200
122,100	Navistar International Corp.†	3,045,534	4,576,308
75,000	PACCAR Inc.	327,796	4,712,250

		4,641,348	10,504,558

	Metals and Mining — 0.6%
37,400	Agnico Eagle Mines Ltd.	1,530,570	1,432,420
110,000	Alcoa Inc.	1,014,118	1,637,900
54,000	Barrick Gold Corp.	1,581,120	988,200
12,000	Cliffs Natural Resources Inc.	173,550	180,600
26,000	Freeport-McMoRan Copper & Gold Inc.	903,831	949,000
4,800	Materion Corp.	108,162	177,552
50,000	New Hope Corp. Ltd.	67,580	126,355

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
143,600	Newmont Mining Corp.	$5,120,536	$3,653,184
145,800	Turquoise Hill Resources Ltd.†	759,992	486,972
12,000	Vale SA, ADR	215,984	158,760

		11,475,443	9,790,943

	Transportation — 0.5%
139,800	GATX Corp.	4,452,896	9,358,212

	Real Estate — 0.4%
35,000	Forest City Enterprises Inc., Cl. A†	682,620	695,450
55,500	Griffin Land & Nurseries Inc.	529,368	1,637,250
188,500	The St. Joe Co.†	3,663,453	4,793,555

		4,875,441	7,126,255

	Closed-End Funds — 0.3%
30,000	Royce Value Trust Inc.	368,797	480,000
96,486	The Central Europe, Russia, and Turkey Fund Inc.	2,625,436	2,826,075
96,529	The New Germany Fund Inc.	1,243,890	1,800,267

		4,238,123	5,106,342

	Building and Construction — 0.2%
5,000	Assa Abloy AB, Cl. B	257,665	254,432
91,000	Fortune Brands Home & Security Inc.	858,328	3,633,630
23,000	Layne Christensen Co.†	426,423	305,900

		1,542,416	4,193,962

	Real Estate Investment Trusts — 0.1%
1,800	Camden Property Trust	33,741	128,070
4,500	QTS Realty Trust Inc., Cl. A	94,500	128,835
29,000	Rayonier Inc.	457,601	1,030,950

		585,842	1,287,855

	Computer Hardware — 0.1%
7,000	International Business Machines Corp.	1,232,957	1,268,890

	Manufactured Housing and Recreational Vehicles — 0.1%
5,000	Martin Marietta Materials Inc.	106,125	660,250
30,000	Nobility Homes Inc.†	349,956	346,800
53,000	Skyline Corp.†	565,692	217,830

		1,021,773	1,224,880

	TOTAL COMMON STOCKS	846,986,531	1,734,691,421

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	515,202	1,007,979

Shares		Cost	Market Value
	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
115,800	Kinder Morgan Inc., expire 05/25/17†	$139,263	$321,924

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.1%
$2,000,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(d)	2,000,000	2,316,250

TOTAL INVESTMENTS — 100.0%		$849,640,996	1,738,337,574

Number of Contracts		Expiration Date	Unrealized Depreciation
	FUTURES CONTRACTS — SHORT POSITION
105	S&P 500 E-Mini Futures(e)	09/19/14	(82,633)

Market Value
Other Assets and Liabilities (Net)	(1,895,785)

PREFERRED STOCK
(9,369,257 preferred shares outstanding)	(334,131,425)

NET ASSETS — COMMON STOCK

(191,839,279 common shares outstanding)	$1,402,227,731

NET ASSET VALUE PER COMMON SHARE
($1,402,227,731 ÷ 191,839,279 shares outstanding)	$7.31

(a)	Securities, or a portion thereof, with a value of $57,610,750, were pledged as collateral for futures contracts.

(b)	At June 30, 2014, the Fund held investments in restricted securities amounting to $294,707 or 0.02% of total investments, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/14 Carrying Value Per Share
7,040,836	LIME	09/30/93	$128,658	$0.0028
160,800,000	Rolls-Royce Holdings plc, Cl. C	04/23/14	269,790	0.0017

(c)	Illiquid security.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the market value of the Rule 144A security amounted to $2,316,250 or 0.13% of total investments.

(e)	At June 30, 2014, the Fund had entered into futures contracts with UBS AG.

†	Non-income producing security.

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	81.4%	$1,415,461,352
Europe	14.2	246,676,190
Latin America	2.4	41,754,238
Japan	1.4	25,002,044
Asia/Pacific	0.6	9,443,750

Total Investments	100.0%	$1,738,337,574

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $849,640,996)	$1,738,337,574
Dividends and interest receivable	2,655,126
Deferred offering expense	65,704
Prepaid expenses	13,095

Total Assets	1,741,071,499

Liabilities:
Payable to custodian	1,344,234
Distributions payable	171,633
Payable for investments purchased	331,277
Payable for investment advisory fees	1,788,558
Payable for payroll expenses	127,899
Payable for accounting fees	11,250
Payable for auction agent fees	873,578
Variation margin payable	1,466
Other accrued expenses	62,448

Total Liabilities	4,712,343

Cumulative Preferred Stock, $0.001 par value:
Series C (Auction Rate, $25,000 liquidation value, 5,200 shares authorized with 2,880 shares issued and outstanding)	72,000,000
Series D (5.875%, $25 liquidation value, 3,000,000 shares authorized with 2,363,860 shares issued and outstanding)	59,096,500
Series E (Auction Rate, $25,000 liquidation value, 2,000 shares authorized with 1,120 shares issued and outstanding)	28,000,000
Series G (5.000%, $25 liquidation value, 2,816,524 shares authorized with 2,814,424 shares issued and outstanding)	70,360,600
Series H (5.000%, $25 liquidation value, 4,200,000 shares authorized with 4,186,973 shares issued and outstanding)	104,674,325

Total Preferred Stock	334,131,425

Net Assets Attributable to Common Shareholders	$1,402,227,731

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$522,468,510
Distributions in excess of net investment income	(14,118)
Distributions in excess of net realized gain on investments, futures contracts, and foreign currency transactions	(8,842,115)
Net unrealized appreciation on investments	888,696,578
Net unrealized depreciation on futures contracts	(82,633)
Net unrealized appreciation on foreign currency translations	1,509

Net Assets	$1,402,227,731

Net Asset Value per Common Share:
($1,402,227,731 ÷ 191,839,279 shares outstanding at $0.001 par value; 246,000,000 shares authorized)	$7.31

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $302,873)	$16,106,573
Interest	45,964

Total Investment Income	16,152,537

Expenses:
Investment advisory fees	8,383,445
Shareholder communications expenses	174,823
Shelf registration expense	125,352
Custodian fees	112,457
Directors’ fees	88,528
Payroll expenses	79,113
Shareholder services fees	70,208
Legal and audit fees	60,235
Accounting fees	22,500
Miscellaneous expenses	190,533

Total Expenses	9,307,194

Less:
Advisory fee reduction	(293,054)
Advisory fee reduction on unsupervised assets (Note 3)	(696)

Total Reductions	(293,750)

Net Expenses	9,013,444

Net Investment Income	7,139,093

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency:
Net realized gain on investments	15,390,394
Net realized loss on futures contracts	(815,863)
Net realized loss on foreign currency transactions	(19,003)

Net realized gain on investments, futures contracts, and foreign currency transactions	14,555,528

Net change in unrealized appreciation/depreciation:
on investments	55,096,346
on futures contracts	1,349,581
on foreign currency translations	865

Net change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency translations	56,446,792

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency	71,002,320

Net Increase in Net Assets Resulting from Operations	78,141,413

Total Distributions to Preferred Shareholders	(6,128,183)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$72,013,230

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
Operations:
Net investment income	$7,139,093		$10,363,229
Net realized gain on investments, futures contracts, and foreign currency transactions	14,555,528		150,550,588
Net change in unrealized appreciation on investments, futures contracts, and foreign currency translations	56,446,792		277,860,016

Net Increase in Net Assets Resulting from Operations	78,141,413		438,773,833

Distributions to Preferred Shareholders:
Net investment income	(2,036,912	)*	(1,017,365)
Net realized gain	(4,091,271	)*	(11,754,664)

Total Distributions to Preferred Shareholders		(6,128,183)	(12,772,029)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	72,013,230		426,001,804

Distributions to Common Shareholders:
Net investment income	(4,581,874	)*	(9,326,302)
Net realized gain	(9,163,747	)*	(107,756,321)
Return of capital	(43,527,798	)*	—

Total Distributions to Common Shareholders		(57,273,419)	(117,082,623)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	9,042,602		18,998,599
Net increase in net assets from repurchase of preferred shares	9,067		44,806
Adjustment to offering costs for preferred shares credited to paid-in capital	—		22,605

Net Increase in Net Assets from Fund Share Transactions	9,051,669		19,066,010

Net Increase in Net Assets Attributable to Common Shareholders	23,791,480		327,985,191

Net Assets Attributable to Common Shareholders:
Beginning of year	1,378,436,251		1,050,451,060

End of period (including undistributed net investment income of $0 and $0, respectively)	$1,402,227,731		$1,378,436,251

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights

Selected data for a share outstanding throughout each period:

Six Months Ended June 30, 2014			Year Ended December 31,
(Unaudited)			2013	2012	2011		2010	2009
Operating Performance:
Net asset value, beginning of year	$7.23		$5.60	$5.20	$5.85		$5.03	$4.14

Net investment income	0.04		0.06	0.09	0.07		0.05	0.06
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts, and foreign currency transactions	0.37		2.26	0.97	(0.08)		1.35	1.62

Total from investment operations	0.41		2.32	1.06	(0.01)		1.40	1.68

Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.01)	(0.03)	(0.06)		(0.05)	(0.07)
Net realized gain	(0.02	)*	(0.06)	(0.05)	(0.01)		—	—
Return of capital	—		—	—	—		(0.02)	—

Total distributions to preferred shareholders	(0.03)		(0.07)	(0.08)	(0.07)		(0.07)	(0.07)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.38		2.25	0.98	(0.08)		1.33	1.61

Distributions to Common Shareholders:
Net investment income	(0.02	)*	(0.05)	(0.06)	(0.02)		—	(0.00	)(b)
Net realized gain	(0.05	)*	(0.57)	(0.11)	(0.00	)(b)	—	—
Return of capital	(0.23	)*	—	(0.39)	(0.55)		(0.51)	(0.72)

Total distributions to common shareholders	(0.30)		(0.62)	(0.56)	(0.57)		(0.51)	(0.72)

Fund Share Transactions:
Increase in net asset value from common stock share transactions	0.00	(b)	0.00 (b)	—	—		—	0.00	(b)
Increase in net asset value from repurchase of preferred shares	0.00	(b)	0.00 (b)	—	—		—	0.00	(b)
Recapture of gain on sale of Fund shares by an affiliate	—		—	—	—		0.00 (b)	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		0.00 (b)	(0.02)	—		—	—

Total Fund share transactions	0.00	(b)	0.00 (b)	(0.02)	—		0.00 (b)	0.00	(b)

Net Asset Value Attributable to Common Shareholders, End of Period	$7.31		$7.23	$5.60	$5.20		$5.85	$5.03

NAV total return †	5.44%		41.90%	19.05%	(1.17)%		28.15%	44.10%

Market value, end of period	$7.53		$7.75	$5.58	$4.99		$5.67	$5.04

Investment total return ††	1.18%		52.44%	23.62%	(2.15)%		23.96%	61.56%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$1,736,360		$1,712,663	$1,384,961	$1,265,307		$1,364,172	$1,215,626
Net assets attributable to common shares, end of period (in 000’s)	$1,402,228		$1,378,436	$1,050,451	$959,950		$1,058,815	$910,269
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	1.06	%(c)	0.84%	1.54%	1.26%		0.92%	1.53%
Ratio of operating expenses to average net assets attributable to common shares:
before fee reduction	1.38	%(c)	1.40%	1.48%	1.48%		1.50%	1.74%
net of fee reduction, if any	1.34	%(c)	1.40%	1.48%	1.19%		1.50%	1.72%
Ratio of operating expenses to average net assets including liquidation value of preferred shares:
before fee reduction	1.11	%(c)	1.10%	1.12%	1.15%		1.14%	1.22%
net of fee reduction, if any	1.07	%(c)	1.10%	1.12%	0.92%		1.14%	1.20%
Portfolio turnover rate	2.1%		10.0%	4.2%	6.3%		5.5%	6.7%

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

Selected data for a share outstanding throughout each period:

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
		2013	2012	2011	2010	2009
Cumulative Preferred Stock:
Auction Rate Series C
Liquidation value, end of period (in 000’s)	$ 72,000	$72,000	$72,000	$72,000	$72,000	$72,000
Total shares outstanding (in 000’s)	3	3	3	3	3	3
Liquidation preference per share	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value(d)	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$129,916	$128,106	$103,507	$103,593	$111,687	$99,525
5.875% Series D
Liquidation value, end of period (in 000’s)	$ 59,097	$59,097	$59,097	$59,097	$59,097	$59,097
Total shares outstanding (in 000’s)	2,364	2,364	2,364	2,364	2,364	2,364
Liquidation preference per share	$ 25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(e)	$ 25.14	$25.27	$25.75	$25.35	$25.03	$23.39
Asset coverage per share	$ 129.92	$128.11	$103.51	$103.59	$111.69	$99.53
Auction Rate Series E
Liquidation value, end of period (in 000’s)	$ 28,000	$28,000	$28,000	$28,000	$28,000	$28,000
Total shares outstanding (in 000’s)	1	1	1	1	1	1
Liquidation preference per share	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value(d)	$ 25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$129,916	$128,106	$103,507	$103,593	$111,687	$99,525
6.200% Series F
Liquidation value, end of period (in 000’s)	—	—	—	$146,260	$146,260	$146,260
Total shares outstanding (in 000’s)	—	—	—	5,850	5,850	5,850
Liquidation preference per share	—	—	—	$25.00	$25.00	$25.00
Average market value(e)	—	—	—	$25.57	$25.71	$24.08
Asset coverage per share	—	—	—	$103.59	$111.69	$99.53
Series G
Liquidation value, end of period (in 000’s)	$ 70,361	$70,373	$70,413	—	—	—
Total shares outstanding (in 000’s)	2,814	2,815	2,817	—	—	—
Liquidation preference per share	$ 25.00	$25.00	$25.00	—	—	—
Average market value(e)	$ 23.02	$23.91	$26.01	—	—	—
Asset coverage per share	$ 129.92	$128.11	$103.51	—	—	—
5.000% Series H
Liquidation value, end of period (in 000’s)	$104,674	$104,757	$105,000	—	—	—
Total shares outstanding (in 000’s)	4,187	4,190	4,200	—	—	—
Liquidation preference per share	$ 25.00	$25.00	$25.00	—	—	—
Average market value(e)	$ 22.64	$23.85	$25.55	—	—	—
Asset coverage per share	$ 129.92	$128.11	$103.51	—	—	—
Asset Coverage(f)	520%	512%	414%	414%	447%	398%

†

For six months ended June 30, 2014 and the year ended 2013 based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend date. The years ended 2012, 2011, 2010, and 2009 were based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based upon average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auctions.
(e)	Based on weekly prices.
(f)	Asset coverage is calculated by combining all series of preferred stock.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Trust Inc. (the “Fund”) is a non-diversified closed-end management investment company organized as a Maryland corporation on May 20, 1986 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose primary objective is long term growth of capital with income as a secondary objective. Investment operations commenced on August 21, 1986.

The Fund will invest at least 80% of its assets in equity securities under normal market conditions (the “80% Policy”). The 80% Policy may be changed without shareholder approval. The Fund will provide shareholders with notice at least sixty days prior to the implementation of any changes in the 80% Policy.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$96,671,688	—	$0	$96,671,688
Aerospace and Defense	45,136,993	—	275,192	45,412,185
Other Industries (a)	1,592,607,548	—	—	1,592,607,548
Total Common Stocks	1,734,416,229	—	275,192	1,734,691,421
Convertible Preferred Stocks (a)	1,007,979	—	—	1,007,979
Warrants (a)	321,924	—	—	321,924
Convertible Corporate Bonds (a)	—	$2,316,250	—	2,316,250
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,735,746,132	$2,316,250	$275,192	$1,738,337,574
OTHER FINANCIAL INSTRUMENTS:*
LIABILITIES (Unrealized Depreciation):
EQUITY CONTRACTS
Futures Contracts Sold (b)	$(82,633)	$—	$—	$(82,633)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
(b)	Represents cumulative unrealized depreciation of futures contracts as reported in the SOI.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s derivative contracts held at June 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

    Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

During the six months ended June 30, 2014, the Fund held no investments in equity contract for difference swap agreements.

    Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at June 30, 2014 are reflected within the Schedule of Investments.

The Fund’s volume of equity futures contracts held during the six months ended June 30, 2014 had an average monthly notional amount while outstanding of approximately $17,461,928.

At June 30, 2014, the Fund’s derivative liabilities (by type) are as follows:

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Liabilities
Futures Contracts	$1,466	—	—	—	$1,466

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

For the six months ended June 30, 2014, the effect of equity futures contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency, Net realized loss on futures contracts, and Net change in unrealized appreciation/depreciation on futures contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2014, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2014, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s Series C Auction Rate Cumulative Preferred Stock, 5.875% Series D Cumulative Preferred Stock, Series E Auction Rate Cumulative Preferred Stock, Series G Cumulative Preferred Stock, and 5.00% Series H Cumulative Preferred Stock (“Preferred Stock”) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2013 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income.	$21,142,024	$2,306,290
Net long term capital gains	95,940,599	10,465,739

Total distributions paid	$117,082,623	$12,772,029

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2013, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments, futures contracts, and foreign currency translations	$820,059,398
Other temporary differences*	1,432,214

Total.	$821,491,612

*	Other temporary differences were primarily due to mark-to-market adjustments on futures contracts.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$849,640,996	$915,525,930	$(26,829,352)	$888,696,578

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series C, Series D, and Series E Preferred Stock (“C, D, and E Preferred Stock”) if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of the C, D, and E Preferred Stock for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate of the C, D, and E Preferred Stock for the period. For the six months ended June 30, 2014, the Fund’s total return on the NAV of the common shares exceeded the dividend rate of the outstanding C and E Preferred Stock, but not on the outstanding D Preferred Stock. Thus, advisory fees were accrued on the liquidation value of the C and E Preferred Stock, and advisory fees on the liquidation value of the D Preferred Stock were reduced by $293,054.

During the six months ended June 30, 2014, the Fund paid brokerage commissions on security trades of $19,977 to G.research, Inc., an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2014, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2014, the Fund paid or accrued $79,113 in payroll expenses in the Statement of Operations.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2014, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $696.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $15,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, and the Nominating Committee Chairman and the Lead Director each receive an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2014, other than short term securities and U.S. Government obligations, aggregated $35,330,501 and $48,567,489, respectively.

5. Capital. The Fund’s Articles of Incorporation, as amended, permit the Fund to issue 246,000,000 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2014 and the year ended December 31, 2013, the Fund did not repurchase any shares of its common stock in the open market.

Transactions in common shares were as follows:

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Net increase from common shares issued upon reinvestment of distributions	1,235,151	$9,042,602	2,888,148	$18,998,599

A shelf registration authorizing the offering of an additional $500 million of common or preferred shares was declared effective by the SEC on May 22, 2013.

The Fund’s Articles of Incorporation, as amended, authorize the issuance of up to 18,000,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C, Series D, Series E, Series G, and Series H Preferred Stock at redemption prices of $25,000, $25, $25,000, $25, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally,

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series C and Series E Preferred Stocks, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of shares of Series C and Series E Preferred Stock subject to bid orders by potential holders has been less than the number of shares of Series C and Series E Preferred Stock subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series C and Series E Preferred Stock for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. For Series C and Series E Preferred Stock, the maximum auction rate is 175% of the “AA” Financial Composite Commercial Paper Rate. Existing Series C and Series E shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

The Fund may redeem at anytime, in whole or in part, the Series C, Series D, and Series E Preferred Stock at their respective redemption prices. In addition, the Board has authorized the repurchase of Series D Preferred Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2014 and the year ended December 31, 2013, the Fund did not repurchase or redeem any shares of Series C, Series D, and Series E Preferred Stock.

Commencing July 31, 2017 and September 27, 2017, and anytimes thereafter, the Fund at its option, may redeem the Series G and Series H Preferred Stock, respectively, in whole or in part at the redemption price. In addition, the Board has authorized the repurchase of the Series G and Series H Preferred Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2014, the Fund repurchased 500 shares and 3,300 shares of the Series G and Series H Preferred Stock, respectively.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Issued/ Authorized	Number of Shares Outstanding at 06/30/2014	Net Proceeds	2014 Dividend Rate Range	Dividend Rate at 06/30/2014	Accrued Dividends at 06/30/2014
C Auction Rate	June 27, 2002	5,200	2,880	$128,246,557	0.07% to 0.14%	0.123%	$1,476
D 5.875%	October 7, 2003	3,000,000	2,363,860	$72,375,842	Fixed Rate	5.875%	$48,221
E Auction Rate	October 7, 2003	2,000	1,120	$49,350,009	0.07% to 0.123%	0.123%	$383
G 5.000%	August 1, 2012	2,816,524	2,814,424	$69,812,243	Fixed Rate	5.000%	$48,862
H 5.000%	September 28, 2012	4,200,000	4,186,973	$101,167,500	Fixed Rate	5.000%	$72,691

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Directors and under certain circumstances are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer (the “Officer”) of the Adviser, alleging violations of certain federal securities laws arising from the same matter. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Officer, and on June 19, 2014, the Court approved the stipulation and entered an order of dismissal of the action against the Officer. The settlement by the Adviser and the disposition of the action against the Officer did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 12, 2014 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 12, 2014 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Frank J. Fahrenkopf, Jr. and Salvatore J. Zizza as Directors of the Fund. A total of 146,956,378 votes and 147,083,902 votes were cast in favor of these Directors, and a total of 4,491,225 votes and 4,363,701 votes were withheld for these Directors, respectively. In addition, preferred shareholders, voting as a separate class, elected Anthony J. Colavita as a Director of the Fund. A total of 7,863,888 votes were cast in favor of this Director and a total of 498,044 votes were withheld for this Director.

Mario J. Gabelli, CFA, James P. Conn, Arthur V. Ferrara, William F. Heitmann, and Anthony R. Pustorino continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 11, 2014, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of The Gabelli Equity Trust Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on May 13, 2014, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

Nature, Extent, and Quality of Services.

The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

Investment Performance of the Fund and Adviser.

The Independent Board Members considered short term and long term investment performance for the Fund over various periods of time as compared with relevant equity indices and the performance of other core, growth, and value equity closed-end funds included in the Lipper peer group. The Independent Board Members noted that the Fund’s total return performance was above the peer average and peer median for the one, three, five, and ten year periods ended March 31, 2014. The Independent Board Members concluded that the Adviser was delivering satisfactory performance results consistent with the investment strategies being pursued by the Fund.

Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s management fee rate and expense ratio relative to industry averages for the Fund’s Lipper peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement is much more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members noted that the “other non-management expenses” paid by the Fund are below the average and median for its peer group, but that the total expenses were above the average and median for peer funds and that management and gross advisory fees were at the high end of the peer group range. They took note of the fact that the use of leverage impacts comparative expenses to peer funds, not all of which utilize leverage. The Independent Board Members were aware that the Adviser waives its fee on the incremental liquidation value of the Fund’s Series C, Series D, and Series E preferred stock if the total return on net asset value of the common stock does not exceed the stated dividend rate or net swap expense for the Series C, Series D, and Series E preferred stock, as applicable, for the year after consideration of the reinvestment of distributions and the management fees attributable to the incremental liquidation value of the Series C, Series D, and Series E preferred stock, and that the comparative “total expense ratio” and “other expense” information reflected these waivers, if applicable. The Independent

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Board Members concluded that the fee is acceptable based upon the qualifications, experience, reputation, and performance of the Adviser.

(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs, and pro forma estimates of the Adviser’s profitability and costs attributable to the Fund as part of the Gabelli/GAMCO funds complex and assuming the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the absolute fee was reasonable despite the absence of breakpoints, particularly in light of the above average performance over time.

Extent of Economies of Scale as Fund Grows.

The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.

Whether Fee Levels Reflect Economies of Scale.

The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that the Fund’s current fee schedule (without breakpoints) was considered reasonable. Nonetheless, the Independent Board Members determined that Mr. Conn would reach out to the Adviser to discuss breakpoints for the Fund.

Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that, in each of these areas, the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as affiliated brokerage commissions, greater name recognition, or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

Conclusions.

In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling, and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance over time consistent with the investment strategies being pursued by the Fund at reasonable fees and, therefore, re-approval of the Agreement was in the best interests of the

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Equity Trust Inc. (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Equity Trust Inc.

c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940–3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA

Chairman & Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Arthur V. Ferrara

Former Chairman &

Chief Executive Officer,

Guardian Life Insurance

Company of America

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GAB Q2/2014

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/14 through 01/31/14	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 190,604,128 Preferred Series D – 2,363,860 Preferred Series G – 2,814,924 Preferred Series H – 4,190,273
Month #2 02/01/14 through 02/28/14	Common – N/A Preferred Series D – N/A Preferred Series G – 500 Preferred Series H – 3,300	Common – N/A Preferred Series D – N/A Preferred Series G – $22.30 Preferred Series H – $22.65	Common – N/A Preferred Series D – N/A Preferred Series G – 500 Preferred Series H – 3,300	Common – 190,604,128 Preferred Series D – 2,363,860 Preferred Series G – 2,814,424 Preferred Series H – 4,186,973
Month #3 03/01/14 through 03/31/14	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 191,218,620 Preferred Series D – 2,363,860 Preferred Series G – 2,814,424 Preferred Series H – 4,186,973
Month #4 4/01/14 through 4/30/14	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 191,218,620 Preferred Series D – 2,363,860 Preferred Series G – 2,814,424 Preferred Series H – 4,186,973
Month #5 5/01/14 through 5/31/14	Common – N/A Preferred Series D – N/A	Common – N/A Preferred Series D – N/A	Common – N/A Preferred Series D – N/A	Common – 191,218,620 Preferred Series D – 2,363,860

	Preferred Series G – N/A Preferred Series H – N/A	Preferred Series G – N/A Preferred Series H – N/A	Preferred Series G – N/A Preferred Series H – N/A	Preferred Series G – 2,814,424 Preferred Series H – 4,186,973
Month 6/01/14 through 6/30/14	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 191,839,279 Preferred Series D – 2,363,860 Preferred Series G – 2,814,424 Preferred Series H – 4,186,973
Total	Common – N/A Preferred Series D – N/A Preferred Series G – 500 Preferred Series H – 3,300	Common – N/A Preferred Series D – N/A Preferred Series G – $22.30 Preferred Series H – $22.65	Common – N/A Preferred Series D – N/A Preferred Series G – 500 Preferred Series H – 3,300	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/4/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/4/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/4/2014

*	Print the name and title of each signing officer under his or her signature.